Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings attributable to common shareholders plus assumed conversion, value	$ 116,978		$ 162,421	$ 10,908
Earnings attributable to common shareholders, value	107,555	(23,689)	143,948	10,908
Net earnings (loss)	127,154	(6,749)	182,760	44,509	121,305
Preferred stock dividends			(18,976)		(33,250)
Earnings attributable to common shareholders, shares	64,487,000		64,129,000	63,153,000
Share-based compensation, shares	399,000		382,000	204,000
Contingent consideration, shares	508,000		743,000	605,000
Shares held in escrow, shares			95,000	504,000
Earnings attributable to common shareholders plus assumed conversion, shares	86,703,000	62,608,000	86,350,000	64,466,000
Earnings attributable to common shareholders, per share	$ 1.67	$ (0.38)	$ 2.24	$ 0.17
Earnings attributable to common shareholders plus assumed conversion, per share	$ 1.35	$ (0.38)	$ 1.88	$ 0.17
Series A preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(9,423)	(8,371)	(18,473)	(16,499)
Convertible Series A preferred shares, value	9,423		18,473
Convertible Series A preferred shares, shares	21,309,000		21,001,000
Series C preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(8,631)	(8,569)	(17,251)	(17,102)
Series D preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	$ (1,545)		$ (3,088)